Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock ETF Trust II
Entity Central Index Key	0001804196
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000262359
Shareholder Report [Line Items]
Fund Name	iShares Mortgage-Backed Securities Active ETF
Trading Symbol	MBBA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Mortgage-Backed Securities Active ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474-2737. Effective as of the close of trading on the New York Stock Exchange on January 23, 2026, BlackRock Mortgage-Backed Securities Fund was reorganized into the Fund.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Mortgage-Backed Securities Active ETF	$24	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48% [1]
AssetsNet	$ 125,783,910
Holdings Count | Holding	531
InvestmentCompanyPortfolioTurnover	1127.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$125,783,910
Number of Portfolio Holdings...
531
Portfolio Turnover Rate...
1,127%

[1]	Annualized.